SHELTON TACTICAL CREDIT FUND

Portfolio of Investments (Expressed in U.S. Dollars) September 30, 2022

Security Description/Long Positions

Common Stock (0.12%)	Shares	Value
Consumer, Non-cyclical (0.05%)
Pyxus International Inc*	83,441	$18,357

Energy (0.00%)
CHC Group LLC*,(a),(b)	9,358	-

Financial (0.07%)
CBL & Associates LP(c)	1,000,000	10,000
CBL & Associates LP(c)	1,526,000	15,260
		25,260

Total Common Stock (Cost $1,990,841)		43,617

Corporate Debt (35.88%)	Par Value	Value
Communications (2.37%)
Directv Financing LLC / Directv Financing Co-Obligor Inc, 5.875%, 8/15/2027 (144A)	1,000,000	862,110
Total Communications		862,110

Consumer, Cyclical (14.81%)
The Bon-Ton Department Stores Inc, 8.000%, 6/15/2021(c)	4,958,932	30,993
Guitar Center Inc, 8.500%, 1/15/2026 (144A)	1,250,000	1,107,350
Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 5.750%, 1/20/2026 (144A)	1,000,000	881,990
PetSmart Inc / PetSmart Finance Corp, 7.750%, 2/15/2029 (144A)	1,250,000	1,117,425
Station Casinos LLC, 4.625%, 12/1/2031 (144A)	500,000	377,643
Titan International Inc, 7.000%, 4/30/2028	1,000,000	917,800
Victoria's Secret & Co, 4.625%, 7/15/2029 (144A)	750,000	566,927
WMG Acquisition Corp, 3.000%, 2/15/2031 (144A)	500,000	379,547
Total Consumer, Cyclical		5,379,675

Consumer, Non-cyclical (5.94%)
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.750%, 12/1/2031 (144A)	1,500,000	1,200,810
Triton Water Holdings Inc, 6.250%, 4/1/2029 (144A)	1,250,000	956,088
Total Consumer, Non-cyclical		2,156,898

Energy (5.42%)
Energy Ventures Gom LLC / EnVen Finance Corp, 11.750%, 4/15/2026 (144A)	900,000	924,750
Talos Production Inc, 12.000%, 1/15/2026	1,000,000	1,042,500
Total Energy		1,967,250

Financial (5.22%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041	1,000,000	664,353
Iron Mountain Inc, 4.875%, 9/15/2029 (144A)	1,500,000	1,232,235
Total Financial		1,896,588

Industrial (2.12%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC, 9.625%, 1/15/2022(a),(b)	548,153	-
Great Lakes Dredge & Dock Corp, 5.250%, 6/1/2029 (144A)	1,000,000	770,596
Total Industrial		770,596

Total Corporate Debt (Cost $16,026,846)		13,033,117

Municipal Bonds (57.71%)	Par Value	Value
Development (8.34%)
California Pollution Control Financing Authority, 8.000%, 7/1/2039 (144A)(c)	2,050,000	1,230,000
California Pollution Control Financing Authority, 7.500%, 7/1/2032 (144A)(c)	250,000	170,000
Mississippi Business Finance Corp, 2.200%, 11/1/2035(d)	1,000,000	1,000,000
New York Transportation Development Corp, 4.375%, 10/1/2045	750,000	627,758
Total Development		3,027,758

General Obligation (11.11%)
State of California, 5.000%, 4/1/2042	1,000,000	1,071,040
Massachusetts Bay Transportation Authority Assessment Revenue, 5.000%, 7/1/2052	1,000,000	1,063,871
City of New York NY, 2.050%, 10/1/2046(d)	500,000	500,000
New York City Transitional Finance Authority Future Tax Secured Revenue, 2.100%, 2/1/2045(d)	500,000	500,000
Puerto Rico Public Finance Corp, 5.500%, 8/1/2031(c)	400,000	14,000
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 5.000%, 7/1/2058	1,000,000	882,802
Total General Obligation		4,031,713

Higher Education (2.75%)
Connecticut State Health & Educational Facilities Authority, 1.950%, 7/1/2036(d)	500,000	500,000
Massachusetts Health & Educational Facilities Authority, 1.800%, 11/1/2049(d)	500,000	500,000
Total Higher Education		1,000,000

Housing (2.59%)
California Municipal Finance Authority, 5.000%, 5/15/2051	1,000,000	940,608

Medical (10.86%)
County of Cuyahoga OH, 5.500%, 2/15/2052	1,000,000	1,011,752
Massachusetts Development Finance Agency, 5.000%, 7/1/2044	1,000,000	971,571
New York State Dormitory Authority, 5.000%, 8/1/2035	1,000,000	938,599
Pennsylvania Higher Educational Facilities Authority, 5.000%, 8/15/2042	1,000,000	1,022,476
Total Medical		3,944,398

Multifamily Housing (2.75%)
Wisconsin Housing & Economic Development Authority, 2.460%, 10/1/2048(d)	1,000,000	1,000,000

Power (2.84%)
Los Angeles Department of Water & Power, 5.000%, 7/1/2047	1,000,000	1,031,960

Single Family Housing (2.75%)
Michigan State Housing Development Authority, 2.460%, 12/1/2038(d)	1,000,000	1,000,000

Tobacco Settlement (2.31%)
Buckeye Tobacco Settlement Financing Authority, 5.000%, 6/1/2055	1,000,000	840,012

Transportation (7.17%)
Maryland State Transportation Authority, 5.000%, 7/1/2046	1,000,000	1,056,906
Port Authority of New York & New Jersey, 5.000%, 12/1/2047	1,000,000	1,033,982
Texas Private Activity Bond Surface Transportation Corp, 7.000%, 12/31/2038	500,000	512,008
Total Transportation		2,602,896

Water (4.24%)
District of Columbia Water & Sewer Authority, 5.000%, 10/1/2047	1,000,000	1,040,064
New York City Municipal Water Finance Authority, 2.100%, 6/15/2050(d)	500,000	500,000
Total Water		1,540,064

Total Municipal Debt (Cost $23,667,067)		20,959,409

Term Loans (1.75%)	Par Value	Value
Pyxus Holdings Inc, 1.500%, 3M US LIBOR + 8.000%, 2/24/2025(d)	730,389	636,352

Total Term Loans (Cost $722,014)		636,352

Purchased Options - Puts (0.62%)	Contracts
10-Year US Treasury Note Futures
Notional amount $8,175,000, premiums paid $80,860, exercise price $109, expires 11/28/22	75	49,219

10-Year US Treasury Note Futures
Notional amount $8,250,000, premiums paid $93,750, exercise price $110, expires 11/28/22	75	67,969

10-Year US Treasury Note Futures
Notional amount $8,362,500, premiums paid $63,281, exercise price $111.50, expires 11/28/22	75	106,641

Total Purchased Options - Puts (Cost $237,891)		223,829

Total Long Positions (Cost $42,644,659) (96.08%)		$34,896,324
Other Net Assets (3.92%)		1,424,523
Net Assets (100.00%)		$36,320,847

Security Description/Short Positions

Short Corporate Debt (-5.62%)	Par Value	Value
Consumer, Cyclical (-5.62%)
American Airlines Inc/AAdvantage Loyalty IP Ltd (144A)	(1,000,000)	$(872,500)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp (144A)	(1,250,000)	(1,170,313)
Total Short Corporate Debt (Proceeds $2,200,783)		$(2,042,813)

*	Non income security.

(144A)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2022, these securities had a total aggregate market value of $9,734,658 which represented approximately 26.80% of net assets.

(a)	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.00% of net assets. The total value of the fair value security is $0.

(b)	Security is illiquid.

(c)	Defaulted security.

(d)	Variable rate security